Non-cash stock-based compensation	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Non-cash stock-based compensation

Note 16. Non-cash stock-based compensation

Detail of Cellectis equity awards

Holders of vested Cellectis stock options and non-employee warrants are entitled to exercise such options and warrants to purchase Cellectis ordinary shares at a fixed exercise price established at the time such options and warrants are granted during their contractual life.

For stock options and non-employee warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.

Stock options

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows for the six-month periods ended June 30, 2024 and June 30, 2025:

For the six-month period ended June 30,
	2024	2025

Weighted-Average fair values of stock options granted	1.42€	0.87€
Assumptions:
Risk-free interest rate	2.51% - 2.99%	2.78% - 2.95%
Share entitlement per options	1 - 1.06	1
Exercise price	2.07€ - 2.82€	1.23€ - 1.56€
Underlying stock price at grant date	1.67€-2.76€	1.28€-1.52€
Expected volatility	64.6%- 64.8%	65.0%- 65.9%
Expected term (in years)	6.03 - 6.15	5.93 - 6.12
Vesting conditions	Performance & Service or Service	Performance & Service
Vesting period	Graded	Graded

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of January 1, 2024	7,913,183	23.63	10,543,159	18.92	4.6
Granted	-	-	2,914,188	2.54	-
Additional shares due to change in conversion ratios			611,172	19.41
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	(490,618)	4.23	-

Balance as of June 30, 2024	9,121,867	22.14	13,577,901	15.96	5.1

Balance as of January 1, 2025	8,546,368	22.34	12,519,294	16.16	4.6
Granted	-	-	6,193,533	1.44	-
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	(1,409,323)	36.87	-

Balance as of June 30, 2025	8,649,648	16.65	17,303,505	9.20	6.4

Share-based compensation expense related to Cellectis' stock option awards was $2.0 million and $1.2 million for the six-month period ended June 30, 2025, and 2024, respectively.

On January 30, 2025, the Board of Directors granted 3,851,783 stock options to executive employees. These stock options will vest over three years based on both service and non-market performance conditions.

On March 13, 2025, the Board of Directors granted 1,866,150 stock options to non executive employees. These stock options will vest over four years based on service conditions.

On June 23, 2025, the Board of Directors granted 270,500 stock options to executive employees. These stock options will vest over three years based on both service and non-market performance conditions. In addition, on June 23, 2025, the Board of Directors granted 205,600 to non executive employees. These stock options will vest over four years based on service conditions.

Non-Employee Warrants

Information on non-employee warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life (in years)

Balance as of January 1, 2024	338,875	26.69	338,875	26.69	2.4
Granted	-	-	-	-	-
Additional shares due to change in conversion ratios	20,332	26.69	20,332	26.69	-
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	-	-	-

Balance as of June 30, 2024	359,207	26.69	359,207	26.69	1.9

Balance as of January 1, 2025	338,875	26.69	338,875	26.69	1.4
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	(50,000)	(38.45)	(50,000)	(38.45)

Balance as of June 30, 2025	288,875	24.70	288,875	24.70	1.0

Considering that all non-employee warrants have vested, there was no share-based compensation expense related to non-employee warrants awards for the six-month periods ended June 30, 2025 and June 30, 2024.

Free shares

The free shares granted since 2021 are subject to a three-year vesting period for all employees based on service conditions. Free shares granted to executive officers are also subject to performance conditions.

Our vesting performance conditions comprise a mix of financial, manufacturing and clinical objectives to be met.

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of Jauuary 1, 2024	1,017,538	6.59
Granted	41,990	4.76
Vested	(342,434)	12.57
Cancelled	(112,783)	6.87

Unvested balance as of June 30, 2024	604,311	3.02

Unvested balance as of January 1, 2025	509,295	2.84
Granted	-	-
Vested	(231,356)	2.63
Cancelled	(13,894)	2.91

Unvested balance as of June 30, 2025	264,045	3.01

The fair value of free shares corresponds to the grant date share fair value. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.

Share-based compensation expense related to Cellectis' free shares awards was $0.2 million and $0.5 million for the six-month periods ended June 30, 2025 and 2024 respectively.

No free shares were granted during the six-month period ended June 30, 2025.